Stock options (Details Textual) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended	59 Months Ended
	Feb. 29, 2012	Dec. 31, 2011	Nov. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Jun. 30, 2012
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted		10,000	460,000			3,720,000
Options granted, exercise price						$ 4.12
Options vested, shares				16,666		16,666			16,666
Shares issued for purchase of assets	300,000
Exercise price of option issued for purchase of assets	$ 4.09
Compensation expense on stock options				$ 71,760		$ 287,819			$ 287,819
Vesting condition 1 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Options vested, shares				16,667		16,667			16,667
Employees [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Stock-based compensation expense related to vested employee stock options						96,931
Stock-based compensation expense related to unvested employee stock options						154,040
Non-employee [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Stock-based compensation expense related to vested employee stock options						19,083
Stock-based compensation expense related to unvested employee stock options						17,765
Granted Option Employee, February 12, 2012 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						2,900,000
Options granted, exercise price						$ 4.09
Options vested, shares				500,000		500,000			500,000
Gross proceeds from sale of securities						5,000,000
Minimum production pumps						20
Minimum proceeds from licensees and other customers						$ 1
Minimum gross revenue per share						$ 0.20
Stock listed/quoted for trading on NASDAQ’s Capital market						achieved greater than thirty (30) thousand cubic feet per day gas production from at least twenty production pumps
Granted Option Employee, February 12, 2012 [Member] | Vesting condition [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Options vesting pursuant to vesting condition						1,200,000
Granted Option Employee, February 12, 2012 [Member] | Natural gas, per thousand cubic feet [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Minimum Gas production per day (Cubic feet per day)						30,000
Granted Option Employee 2, November 17, 2011 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						75,000
Options granted, exercise price						$ 4.68
Option vested after one year of service, shares						25,000
Option vested after two years of service, shares						25,000
Option vested after three years of service, shares						25,000
Granted Option Employee 3, November 17, 2011 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						375,000
Options granted, exercise price						$ 4.25
Options vested, shares				100,000		100,000			100,000
Option vested after one year of service, shares						91,664
Option vested after two years of service, shares						91,668
Option vested after three years of service, shares						91,668
Granted Option Non-Employee, February 12, 2012 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						50,000
Options granted, exercise price						$ 4.09
Options vested, shares				16,666		16,666			16,666
Granted Option Non-Employee, November 17, 2011 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						10,000
Options granted, exercise price						$ 4.25
Option vested after one year of service, shares						3,333
Option vested after two years of service, shares						3,333
Option vested after three years of service, shares						3,334
Granted Option Non-Employee, December 22, 2011 [Member]
Disclosure of Compensation Related Costs Share Based Payments (Textual)
Granted						10,000
Options granted, exercise price						$ 4.20
Option vested after one year of service, shares						3,333
Option vested after two years of service, shares						3,333
Option vested after three years of service, shares						3,334